Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [text block] [Abstract]
Schedule of tax credit
	Year ended December 31	Year ended December 31	Year ended December 31
	2021 £’000	2020 £’000	2019 £’000

Current tax:
Adjustment in respect of prior years	190	-	-

Deferred tax:
Origination and reversal of timing differences	(7,409)	(969)	-
Adjustment in respect of prior years	191	-	-
Effect of tax rate change on opening balance	1,324	-	-

Tax credit	(5,704)	(969)	-

Schedule of tax credit
	Year ended December 31	Year ended December 31	Year ended December 31
	2021 £’000	2020 £’000	2019 £’000

Loss before tax from continuing operations	(549,213)	(99,847)	(17,964)

Current corporation tax rate of 19%	(104,350)	(18,971)	(3,413)
Impact of difference in overseas tax rates	(3,146)	-	-
Expenses not deductible for tax purposes	55,356	1,238	64
Adjustment in respect of previous periods	381	-	-
Impact of rate change	1,402	-	-
Deferred tax asset not recognized	69,563	17,733	3,349
Utilization of deferred tax previously unrecognized	(23,862)	-	-
Difference between corporation tax and deferred tax rate	(423)	-	-
Benefit of tax incentives	(625)	-	-
Research and development claim – prior year	-	(969)	-

Tax credit	(5,704)	(969)	-

Schedule of deferred tax
£’000

Deferred tax assets
Share-based payments	10,822
IFRS conversion	67
Short-term timing differences	119
Losses	2,081
Total deferred tax assets recognized	13,089

Deferred tax liabilities
Fixed asset temporary differences	(5,280)
Intangible asset differences	(6,632)
IFRS conversion / capital gains	(1,263)
Total deferred tax liabilities	(13,175)

Deferred tax liabilities, net	(86)

Schedule of deferred tax liabilities
£’000

At January 1, 2021	-

Income tax recognized in the income statement	6,084
Prior year adjustments	(191)
Business combinations	(13,404)
Equity	7,425

At December 31, 2021	(86)

At December 31, 2020	-
At December 31, 2019	-